Loss Per Share (Details) - $ / shares	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Basic and diluted earnings per share [abstract]
Basic and diluted loss per share (cents per share)	$ (1.5)	$ (2)	$ (1.55)
Weighted average number of ordinary shares on issue used in the calculation of basic and diluted loss per share	894,872,224	615,772,236	533,891,470